                                                                                                          August 18, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:     Transamerica Life Insurance Company

                         TLIC Separate Account VUL-6
                         TransAccumulator VUL II and TransAccumulator VUL

                         (File No. 333-153764)

     Filer CIK No.:0001158120

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated September 1, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                              Sincerely,

                                                                                                              /*/ Gayle A. Morden

                                                                                                              Gayle A. Morden
                                                                                                              Compliance Manager

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

Supplement dated September 1, 2009,
effective August 1, 2009,
to the Prospectuses listed below
for variable life insurance policies issued by

Transamerica Life Insurance Company

This supplement describes a change to the following variable life insurance policies listed below issued by Transamerica Life Insurance Company and funded through the separate accounts listed below. Please retain this supplement with your prospectus for future reference.

•	TransAccumulator® VUL II and TransAccumulator® VUL (funded through Transamerica Life Insurance Company Separate Account VUL-6)
•	TransSurvivorSM Life VUL (funded through Transamerica Life Insurance Company Separate Account VUL-4)
•	TransUltra® VUL (funded through Transamerica Life Insurance Company Separate Account VUL-5)

In the section of the prospectus titled “Transamerica, the Fixed Account, the Separate Account, and the Portfolios,” the paragraph describing the investment objective of The Federated Market Opportunity Variable Portfolio of the Transamerica Series Trust – Initial Class is changed in full to read:

The Federated Market Opportunity Variable Portfolio of the Transamerica Series Trust – Initial Class seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.

There is no change to the Investment Adviser information.